Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 9. Income Taxes

The Company’s net deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organizational Costs	286,152	8,937

Total deferred tax assets	286,152	8,937
Valuation Allowance	(286,152)	(8,937)

Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	For the years ended December 31,
	2019	2018
Current
Federal	$1,467,919	$44,450
State	—	—
Deferred
Federal	—	—
State	—	—

Income tax provision expense	$1,467,919	$44,450

At December 31, 2019 and 2018, the Company had gross deferred tax assets of approximately $286,000 and $9,000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. In case the deferred tax assets will not be realized in future periods, the Company has provided a valuation allowance for the full amount of the deferred tax assets at December 31, 2019 and 2018.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the years ended December 31,
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	4.9%	5.3%

Income tax provision expense	25.9%	26.3%

The Company’s major tax jurisdiction is the United States. All of the Company’s tax years will remain open three years for examination by the Federal authorities from the date of utilization of the net operating loss. The Company does not have any tax audits pending.